Loans and Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Categories of impaired loans
Non-accrual loans	$ 31,081	$ 46,403
Troubled debt restructurings continuing to accrue interest	8,282	7,217
Total impaired loans	$ 39,363	$ 53,620